Restructuring Charges (Tables)	12 Months Ended
Sep. 30, 2024
Restructuring Charges [Abstract]
Restructuring Activities	The restructuring activities for the 2023 Restructuring Plan as of September 30, 2024 were as follows:

	Workforce	Premises and other	Total
Liability as of October 1, 2022	$—	$—	$—
Restructuring Charges	53,547	17,354	70,901
Payments	(25,870)	(3,991)	(29,861)
Non-Cash items	(2,846)	(10,998)	(13,844)
Liability as of September 30, 2023	$24,831	$2,365	$27,196
Restructuring Charges	(1,114)	—	(1,114)
Payments	(19,768)	(1,342)	(21,110)
Non-Cash items	(1,939)	(578)	(2,517)
Liability as of September 30, 2024	$2,010	$445	$2,455

	Workforce	Premises and other	Total
Liability as of October 1, 2023	$—	$—	$—
Restructuring charges	116,957	15,245	132,202
Payments	(43,621)	(50)	(43,671)
Non-Cash items	(27)	(12,975)	(13,002)
Liability as of September 30, 2024	$73,309	$2,220	$75,529

(*) The tables above do not include amounts related to employees' benefit incurred in prior periods.